Leases - Supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,860,000	$ 1,734,000
Non-cash item for amounts included in the measurement of lease liabilities:
Right-of-use assets obtained in exchange for operating lease obligations	0	437,000
ElectraMeccanica Vehicles Corp
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for amounts included in the measurement of operating lease liabilities	$ 2,422,669	1,233,699
Non-cash item for amounts included in the measurement of lease liabilities:
Right-of-use assets obtained in exchange for operating lease obligations		$ 8,592,776